Summary of Significant Accounting Policies (Details)			6 Months Ended			12 Months Ended
	Oct. 01, 2024 HKD ($)	Oct. 01, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit protection			$ 500,000				$ 64,369
Protection limit amount	$ 800,000	$ 102,991
Cash uninsured amount			25,783,909			$ 7,406,293	3,319,375
Provision for credit losses			110,793			99,775	14,263
Deferred IPO cost (in Dollars)						$ 5,587,622
Percentage of employer contributions			5.00%	5.00%
Employee’s monthly contributions amount (in Dollars)			$ 7,100
Operating lease expense			$ 210,000	$ 27,035	$ 192,986
Tax authority current year of assessment term			6 years	6 years
Investigation extended assessment term			10 years	10 years
Largest amount tax benefit percentage			50.00%	50.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)			$ 30,000
Employee’s monthly income (in Dollars)			30,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)			$ 1,500
Vendor [Member] | Supplier Concentration Risk [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			75.00%	75.00%		91.50%
Vendor One [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			68.40%	68.40%	76.80%
Vendor Two [Member] | Supplier Concentration Risk [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			19.50%	19.50%	16.30%
One Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			65.30%	65.30%
One Customer [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			58.00%	58.00%	51.90%
Two Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			25.80%	25.80%
Two Customer [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			17.30%	17.30%	23.40%
Customer [Member] | Customer Concentration Risk [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage						90.00%
Three Customer [Member] | Customer Concentration Risk [Member] | Revenue [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			13.20%	13.20%	14.60%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate			1				1
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate			7.7677				7.7677